Cover Page	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	PEAK BIO, INC.
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001834645
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	4900 Hopyard Road
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	4900 Hopyard Road, Suite 100
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Contact Personnel Name	Stephen LaMond